CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	USD ($) shares	CNY (¥) shares	Ordinary shares [Member] USD ($) shares	Ordinary shares [Member] CNY (¥) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY (¥)	Accumulated Other Comprehensive Loss [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] CNY (¥)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY (¥)
Beginning Balance at Dec. 31, 2012		¥ 1,026,103		¥ 158		¥ 832,811		¥ (41,688)		¥ 234,822
Beginning Balance (in shares) at Dec. 31, 2012 | shares			197,446,940	197,446,940
Net income / (loss)		11,828								¥ 11,828
Other comprehensive income (loss)		65						¥ 65
Dividends (Note 17)		(192,470)				¥ (192,470)
Ending Balance at Dec. 31, 2013		845,526		¥ 158		¥ 640,341		¥ (41,623)		¥ 246,650
Ending Balance (in shares) at Dec. 31, 2013 | shares			197,446,940	197,446,940
Net income / (loss)		(13,771)								¥ (13,771)
Other comprehensive income (loss)		(123)						¥ (123)
Ending Balance at Dec. 31, 2014		¥ 831,632		¥ 158		¥ 640,341		¥ (41,746)		¥ 232,879
Ending Balance (in shares) at Dec. 31, 2014 | shares	197,446,940	197,446,940	197,446,940	197,446,940
Net income / (loss)	$ 6,148	¥ 39,826								¥ 39,826
Other comprehensive income (loss)		(88)						¥ (88)
Ending Balance at Dec. 31, 2015	$ 134,516	¥ 871,370	$ 24	¥ 158	$ 98,852	¥ 640,341	$ (6,458)	¥ (41,834)	$ 42,098	¥ 272,705
Ending Balance (in shares) at Dec. 31, 2015 | shares	197,446,940	197,446,940	197,446,940	197,446,940